Organization and Business	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Business
Organization and Business

SLM Corporation (“we,” “us,” “our,” or the “Company”) is a holding company that operates through a number of subsidiaries. We were formed in 1972 as the Student Loan Marketing Association, a federally chartered government-sponsored enterprise (the “GSE”), with the goal of furthering access to higher education by acting as a secondary market for federal student loans. In 2004, we completed our transformation to a private company through our wind-down of the GSE. The GSE’s outstanding obligations were placed into a Master Defeasance Trust Agreement as of December 29, 2004, which was fully collateralized by direct, noncallable obligations of the United States.

Currently, our primary business is to originate, service and collect loans we make to students and their families to finance the cost of their education. Since July 2010, we have originated only Private Education Loans. We use “Private Education Loans” to mean education loans to students or their families that are non-federal loans and loans not insured or guaranteed under the previously existing Federal Family Education Loan Program (“FFELP”). The core of our marketing strategy is to generate student loan originations by promoting our products on campus through the financial aid office and through direct marketing to students and their families. Since the beginning of 2006, virtually all of our Private Education Loans have been originated and funded by Sallie Mae Bank, a Utah industrial bank subsidiary, which is regulated by the Utah Department of Financial Institutions (“UDFI”) and the Federal Deposit Insurance Corporation (“FDIC”). We also operate Upromise, Inc. (“Upromise”), a consumer savings network that provides financial rewards on everyday purchases to help families save for college.

On April 30, 2014, we completed our plan to separate into two distinct publicly-traded entities—an education loan management, servicing and asset recovery business, Navient Corporation (“Navient”), and a consumer banking business, SLM Corporation. The separation of Navient from SLM Corporation was preceded by an internal corporate reorganization, which was the first step to separate the education loan management, servicing and asset recovery business from the consumer banking business.  As a result of a holding company merger under Section 251(g) of the Delaware General Corporation Law (“DGCL”), which is referred to herein as the “SLM Merger,” all of the shares of then existing SLM Corporation’s common stock were converted, on a 1-to-1 basis, into shares of common stock of New BLC Corporation, a newly formed company that was a subsidiary of then existing SLM Corporation, and, pursuant to the SLM Merger, New BLC Corporation replaced then existing SLM Corporation as the publicly-traded registrant and changed its name to SLM Corporation. As part of the internal corporate reorganization, the assets and liabilities associated with the education loan management, servicing and asset recovery business were transferred to Navient, and those assets and liabilities associated with the consumer banking business remained with or were transferred to the newly constituted SLM Corporation.  Immediately after the internal corporate reorganization, SLM Corporation owned all of the issued and outstanding shares of Navient common stock, which it distributed to the stockholders of existing SLM Corporation on April 30, 2014.  The internal reorganization and the distribution are sometimes collectively referred to herein as the “Spin-Off” and SLM Corporation as it existed prior to completion of the Spin-Off is sometimes referred to herein as “Old SLM.”  SLM Corporation as it now exists after the Spin-Off is referred to herein as “Sallie Mae,” the “Company,” “SLM,” “we,” “our” or “us.” Upon completion of the internal reorganization, Old SLM became a limited liability company wholly-owned by Navient and changed its name to Navient, LLC.

Private education loan originations will continue to be operated out of Sallie Mae Bank as a subsidiary of Sallie Mae. Sallie Mae Bank was chartered in 2005 and is a Utah industrial bank regulated by the UDFI and the FDIC.